2. Summary of Significant Accounting Policies: Fair Value of Financial Instruments: Fair Value, Liabilities Measured on Recurring Basis (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Derivative Liability	$ 3,320,943	$ 361,170
Total liabilities measures at fair value	3,320,943	361,170
Fair Value, Inputs, Level 1
Derivative Liability	0	0
Total liabilities measures at fair value	0	0
Fair Value, Inputs, Level 2
Derivative Liability	0	0
Total liabilities measures at fair value	0	0
Fair Value, Inputs, Level 3
Derivative Liability	3,320,943
Total liabilities measures at fair value	$ 3,320,943